Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 31,563	$ 44,389
Interest-earning deposits	5,613	4,371
Cash and cash equivalents	37,176	48,760
Federal Home Loan Bank stock, at cost (note 2)	4,428	4,428
Securities available for sale (notes 2 and 8)	356,345	383,782
Loans receivable, net of allowance for loan losses of $10,648 at December 31, 2012, and $11,262 at December 31, 2011 (notes 3 and 7)	524,985	556,360
Accrued interest receivable	5,398	6,183
Real estate and other assets owned (note 14)	1,548	2,267
Bank owned life insurance	9,323	9,135
Premises and equipment, net (note 4)	22,557	23,431
Deferred tax assets (note 13)	(568)	1,132
Intangible asset (note 5)	292	519
Other assets	5,637	4,823
Total assets	967,689	1,040,820
Deposits: (note 6)
Non-interest-bearing accounts	94,083	79,550
Interest-bearing accounts:
NOW accounts	147,047	130,114
Savings and money market accounts	81,643	70,443
Other time deposits	437,092	519,988
Total deposits	759,865	800,095
Advances from Federal Home Loan Bank (note 7)	43,741	63,319
Repurchase agreements (note 8)	43,508	43,080
Subordinated debentures (note 10)	10,310	10,310
Advances from borrowers for taxes and insurance	396	153
Dividends payable	180	176
Deferred tax liability (note 13)	568	(1,132)
Accrued expenses and other liabilities	4,122	5,204
Total liabilities	862,690	922,337
Stockholders' equity
Preferred stock, par value $0.01 per share; authorized - 500,000 shares; 18,400 shares issued and no shares outstanding at December 31, 2012; and 18,400 shares issued and outstanding with a liquidation preference of $18,400,000 at December 31, 2011.
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,905,728 issued and 7,502,812 outstanding at December 31, 2012 and 7,895,336 issued and 7,492,420 outstanding at December 31, 2011	79	79
Common stock warrant	556	556
Additional paid-in capital	76,288	75,967
Retained earnings	41,829	39,591
Accumulated other comprehensive income, net of taxes	9,723	7,366
Total stockholders' equity	104,999	118,483
Total liabilities and stockholders' equity	967,689	1,040,820
Commitments and contingencies (notes 11 and 15)
Preferred Shares
Stockholders' equity
Treasury stock	(18,400)
Common Shares
Stockholders' equity
Treasury stock	(5,076)	(5,076)
Total stockholders' equity	$ 79	$ 79